Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2024	2023
	A$	A$
Plant and equipment	23,347,922	22,962,369
Leasehold improvements	9,342,752	9,341,941
	32,690,674	32,304,310
Accumulated depreciation	(28,243,602)	(27,456,376)
Property, plant & equipment - net	4,447,072	4,847,934